SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 1,871,120	$ 2,830,068
Cash received	93,934,483	105,350,306
Revenue recognized	94,424,013	106,343,226
Foreign currency translation	89,484	33,972
Balance at the end of the year	$ 1,471,074	$ 1,871,120